Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in trade receivables	$ (1,728,433)	$ (198,681)	$ 2,917,998
Increase (decrease) in trade payables	(664,941)	94,802	(309,278)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) in trade receivables	68,642	459,314	0
Increase (decrease) in trade payables	$ 74,428	$ 74,428	$ 0